Employee benefits - Actuarial Assumptions (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Employee benefits [Line Items]
Actual annual interest rate	5.12%	5.67%		3.65%
Voluntary retirement rate:
Salary increase	3.00%	3.00%	3.00%
Retirement age:
Mortality rate	RV - 2014	RV - 2014	RV - 2014
Men
Voluntary retirement rate:
Actuarial assumption voluntary retirement rate	6.49%	6.49%	6.49%
Retirement age:
Actuarial assumption of retirement age	65 years	65 years	65 years
Women
Voluntary retirement rate:
Actuarial assumption voluntary retirement rate	6.49%	6.49%	6.49%
Retirement age:
Actuarial assumption of retirement age	60 years	60 years	60 years
Maximum | Men
Retirement age:
Actuarial assumption of retirement age		65 years
Maximum | Women
Retirement age:
Actuarial assumption of retirement age		60 years